Share Capital (Details) - Schedule of Shares Issued and Outstanding - Shares Issued and Outstanding Capital [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Balance	34,637,379	22,231,318	13,129,212
Balance	$ 49,434,692	$ 7,255,695	$ 1,636
Shares issued to founders			5,626,806
Shares issued to founders			$ 1
Seed subscription			468,900
Seed subscription			$ 250,000
Private Placement		162,000	2,126,400
Private Placement		$ 278,481	$ 4,804,058
Issuance of shares upon conversion of note		164,574
Issuance of shares upon conversion of note		$ 6,559,000
Issuance of shares from IPO		4,000,000
Issuance of shares from IPO		$ 14,654,593
Issuance of shares in Holigen acquisition		190,000
Issuance of shares in Holigen acquisition		$ 16,131,000
Loss of control of Bophelo Bio		$ (156)
Loss of control of Bophelo Bio
Settlement of Bridge Loan			880,000
Settlement of Bridge Loan			$ 2,200,000
Balance	4,025,461	34,637,379	22,231,318
Balance	$ 50,188,451	$ 49,434,692	$ 7,255,695
Issuance of shares to ASDT		86,996
Issuance of shares to ASDT		$ 2,124,615
Previously stated [member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Issuance of shares upon conversion of note		1,645,745
Issuance of shares upon conversion of note		$ 6,559,000
Issuance of shares in Holigen acquisition		1,900,000
Issuance of shares in Holigen acquisition		$ 16,131,000
Issuance of shares to ASDT		869,963
Issuance of shares to ASDT		$ 2,124,615
Restricted Share Units of 0.97 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued		1,124,569
Fair value of RSUs issued		$ 1,090,832
Restricted Share Units of 0.83 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued		675,676
Fair value of RSUs issued		$ 560,135
Restricted Share Units of 0.71 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued		608,108
Fair value of RSUs issued		$ 431,757
Restricted Share Units of 0.26 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued		820,000
Fair value of RSUs issued		$ 210,740
Restricted Share Units of 0.23 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued		600,000
Fair value of RSUs issued		$ 138,000